Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Contract Liabilities [Line Items]
Revenue recognized in contract liability	$ 2,618,481		$ 3,631,069	$ 3,666,035
Franchise [Member]
Contract Liabilities [Line Items]
initial franchise fee	$ 191,327	$ 1,500,000